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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22438

ING Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets High Dividend Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Belgium: 0.9%
82,657		Oriflame Cosmetics S.A.	$2,491,763	0.9

		Brazil: 10.9%
281,636		Banco do Brasil S.A.	2,750,938	1.0
431,563		BM&F Bovespa S.A.	2,064,895	0.8
248,047		Cia Siderurgica Nacional S.A.	1,604,985	0.6
199,500		EDP - Energias do Brasil S.A.	1,247,338	0.5
175,200		Embraer SA	1,229,184	0.5
200,300		Estacio Participacoes SA	2,495,743	0.9
133,800		Itau Unibanco Holding S.A.	1,931,189	0.7
213,703		MRV Engenharia e Participacoes SA	905,948	0.3
43,199		Oi SA ADR	204,331	0.1
147,616		Oi SA ADR	1,777,296	0.7
260,209		Petroleo Brasileiro SA ADR	4,917,950	1.8
477,863		Porto Seguro SA	4,143,999	1.5
220,476		Vale SA	3,979,139	1.5
			29,252,935	10.9
		Chile: 1.2%
9,225,258		Enersis SA	3,194,663	1.2

		China: 18.2%
872,000		BOC Hong Kong Holdings Ltd.	2,392,876	0.9
7,258,000	@	China Communications Services Corp., Ltd.	3,612,503	1.4
2,743,000		China High Speed Transmission Equipment Group Co., Ltd.	1,126,742	0.4
1,512,800		China Pacific Insurance Group Co., Ltd.	4,476,124	1.7
3,742,000		China Petroleum & Chemical Corp.	3,335,099	1.2
3,172,000		China Resources Power Holdings Co.	5,728,324	2.1
4,676,000		China Shanshui Cement Group Ltd.	3,710,945	1.4
1,532,000		China Shineway Pharmaceutical Group Ltd.	2,346,623	0.9
1,116,000	#, @	CITIC Securities Co. Ltd.	2,271,780	0.9
1,810,000		CNOOC Ltd.	3,264,369	1.2
2,678,000	@	Guangzhou Automobile Group Co. Ltd.	2,263,751	0.9
2,610,000		Harbin Electric Co. Ltd	2,526,708	0.9
5,913,000		Industrial and Commercial Bank of China Ltd.	3,585,170	1.3
1,942,000	@	Jiangsu Expressway Co. Ltd.	1,850,547	0.7
4,129,000		Lonking Holdings Ltd	1,277,320	0.5
3,292,500		Parkson Retail Group Ltd.	3,263,087	1.2
2,503,000		Zhejiang Expressway Co., Ltd.	1,718,332	0.6
			48,750,300	18.2
		Colombia: 0.4%
82,800		Petrominerales Ltd.	1,106,298	0.4

		Czech Republic: 1.4%
63,676		CEZ A/S	2,250,457	0.8
10,500		Komercni Banka AS	1,574,302	0.6
			3,824,759	1.4
		Hong Kong: 6.6%
110,700		China Mobile Ltd. ADR	5,615,811	2.1
1,329,000		Chow Sang Sang Holdings International Ltd.	2,764,359	1.0
4,444,500		Comba Telecom Systems Holdings Ltd.	2,004,388	0.7
199,500		Hang Seng Bank Ltd.	2,576,876	1.0
663,500		Link Real Estate Investment Trust	2,548,730	1.0
4,868,000		Pacific Basin Shipping Ltd.	2,165,699	0.8
			17,675,863	6.6
		Hungary: 0.5%
8,599		Richter Gedeon Nyrt	1,265,734	0.5

		India: 3.2%
799,373		NTPC Ltd.	2,084,230	0.8
769,760		Oil & Natural Gas Corp., Ltd.	3,462,456	1.3
472,509		Oriental Bank Of Commerce	1,922,093	0.7
83,076		Punjab National Bank	1,114,780	0.4
			8,583,559	3.2
		Indonesia: 5.0%
891,500		Indo Tambangraya Megah PT	3,191,896	1.2
7,262,500		Indofood Sukses Makmur Tbk PT	3,640,181	1.3
6,396,500		Perusahaan Gas Negara PT	2,509,497	0.9
5,142,000		Telekomunikasi Indonesia Tbk PT	4,249,306	1.6
			13,590,880	5.0
		Malaysia: 4.0%
1,295,600		Berjaya Sports Toto BHD	1,702,334	0.6
1,583,400		CIMB Group Holdings Bhd	3,739,888	1.4
2,274,800		IOI Corp. Bhd	3,759,365	1.4
343,600		Public Bank BHD	1,492,584	0.6
			10,694,171	4.0

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mexico: 1.4%
3,155,144		America Movil SAB de CV	$3,693,776	1.4

		Poland: 3.6%
636,229		PGE SA	3,324,640	1.2
3,031,181		Polskie Gornictwo Naftowe I Gazownictwo SA	3,299,198	1.2
37,429		Powszechny Zaklad Ubezpieczen SA	3,133,163	1.2
			9,757,001	3.6
		Qatar: 1.4%
197,031		Commercial Bank of Qatar	3,820,395	1.4

		Russia: 4.3%
233,400		CTC Media, Inc.	2,072,592	0.8
669,018		Gazprom OAO ADR	5,863,943	2.2
216,649		Mobile Telesystems OJSC ADR	3,605,039	1.3
			11,541,574	4.3
		Singapore: 1.4%
282,000		United Overseas Bank Ltd.	3,855,805	1.4

		South Africa: 8.5%
297,976	@	Adcock Ingram Holdings Ltd.	2,005,786	0.7
287,444		Gold Fields Ltd.	3,836,770	1.4
247,562		Impala Platinum Holdings Ltd.	3,915,023	1.5
290,057		MTN Group Ltd.	4,601,956	1.7
653,328		Sanlam Ltd.	2,577,647	1.0
50,508		Sasol Ltd.	2,153,655	0.8
273,053		Standard Bank Group Ltd.	3,674,092	1.4
			22,764,929	8.5
		South Korea: 10.3%
168,122		Hite Jinro Co. Ltd.	2,920,932	1.1
67,120		Hyundai Development Co.	1,335,902	0.5
169,840		Hyundai Securities Co.	1,170,252	0.4
114,710		Kangwon Land, Inc.	2,449,401	0.9
102,617		KB Financial Group, Inc.	3,199,830	1.2
61,618		KT&G Corp.	4,103,516	1.5
25,128		Posco	7,668,404	2.9
117,210		Woongjin Coway Co., Ltd.	3,504,807	1.3
138,540		Woori Finance Holdings Co., Ltd.	1,288,938	0.5
			27,641,982	10.3
		Taiwan: 12.3%
225,000		Catcher Technology Co., Ltd.	1,426,606	0.5
1,304,000		Cheng Uei Precision Industry Co., Ltd.	2,730,371	1.0
6,535,000		Chinatrust Financial Holding Co., Ltd.	3,639,242	1.4
1,274,000		E Ink Holdings, Inc.	1,348,681	0.5
527,000		Giant Manufacturing Co., Ltd.	2,476,871	0.9
243,750		HTC Corp.	3,504,166	1.3
153,000		Largan Precision Co. Ltd.	2,886,422	1.1
513,000		Novatek Microelectronics Corp., Ltd.	1,520,678	0.6
1,556,700		Powertech Technology, Inc.	3,012,891	1.1
595,000		Quanta Computer, Inc.	1,552,658	0.6
427,000		Synnex Technology International Corp.	953,489	0.4
1,376,000		Taiwan Semiconductor Manufacturing Co., Ltd.	3,818,647	1.4
2,712,000		Uni-President Enterprises Corp.	4,071,492	1.5
			32,942,214	12.3
		Thailand: 1.3%
355,400		PTT PCL	3,488,673	1.3

		United Kingdom: 1.3%
545,796		Eurasian Natural Resources Corp.	3,569,691	1.3

		United States: 0.5%
44,776		Southern Copper Corp.	1,273,877	0.5

		Total Common Stock
		(Cost $326,549,890)	264,780,842	98.6
SHORT-TERM INVESTMENTS: 1.1%
		Mutual Funds: 1.1%
2,824,755		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $2,824,755)	2,824,755	1.1
		Total Short-Term Investments
		(Cost $2,824,755)	2,824,755	1.1
		Total Investments in Securities (Cost $329,374,645)	$267,605,597	99.7
		Assets in Excess of Other Liabilities	780,528	0.3
		Net Assets	$268,386,125	100.0

	#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
	@	Non-income producing security
	ADR	American Depositary Receipt
		Cost for federal income tax purposes is $331,321,174.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$4,024,694
		Gross Unrealized Depreciation	(67,740,271)
		Net Unrealized Depreciation	$(63,715,577)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.8%
Consumer Staples	7.7
Energy	12.6
Financials	24.4
Health Care	2.1
Industrials	4.9
Information Technology	9.2
Materials	11.1
Telecommunications	10.3
Utilities	7.5
Short-Term Investments	1.1
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 5/31/2012
Asset Table
Investments, at value
Common Stock
Belgium	$—	$2,491,763	$—	$2,491,763
Brazil	29,252,935	—	—	29,252,935
Chile	3,194,663	—	—	3,194,663
China	—	48,750,300	—	48,750,300
Colombia	1,106,298	—	—	1,106,298
Czech Republic	2,250,457	1,574,302	—	3,824,759
Hong Kong	5,615,811	12,060,052	—	17,675,863
Hungary	—	1,265,734	—	1,265,734
India	—	8,583,559	—	8,583,559
Indonesia	—	13,590,880	—	13,590,880
Malaysia	—	10,694,171	—	10,694,171
Mexico	3,693,776	—	—	3,693,776
Poland	—	9,757,001	—	9,757,001
Qatar	—	3,820,395	—	3,820,395
Russia	11,541,574	—	—	11,541,574
Singapore	—	3,855,805	—	3,855,805
South Africa	—	22,764,929	—	22,764,929
South Korea	4,103,516	23,538,466	—	27,641,982
Taiwan	—	32,942,214	—	32,942,214
Thailand	—	3,488,673	—	3,488,673
United Kingdom	—	3,569,691	—	3,569,691
United States	1,273,877	—	—	1,273,877
Total Common Stock	62,032,907	202,747,935	—	264,780,842
Short-Term Investments	2,824,755	—	—	2,824,755
Total Investments, at value	$64,857,662	$202,747,935	$—	$267,605,597
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,289,398)	$—	$(1,289,398)
Total Liabilities	$—	$(1,289,398)	$—	$(1,289,398)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of May 31, 2012 (Unaudited) (continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended May 31, 2012.

	Beginning Balance on 2/29/2012	Purchases	Sales	Accrued Discounts/(Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 5/31/2012
Asset Table
Investments, at value
Common Stock	$541,831	$—	$(271,606)	$—	$(2,422,833)	$2,152,608	$—	$—	$—
Total Investments, at value	$541,831	$—	$(271,606)	$—	$(2,422,833)	$2,152,608	$—	$—	$—

As of May 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $–.

ING Emerging Markets High Dividend Equity Fund Written OTC Options on May 31, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
771,000	Barclays Bank PLC	Call on iShares MSCI Emerging Markets Index Fund	36.540	USD	06/22/12	$1,042,623	$(1,269,008)
710,800	BNP Paribas Bank	Call on iShares MSCI Emerging Markets Index Fund	40.050	USD	06/08/12	766,882	(20,390)
		Total Written OTC Options				$1,809,505	$(1,289,398)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ing Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012